Deposits	12 Months Ended
Dec. 31, 2018
Deposits
Deposits

(7)      Deposits

The aggregate amount of time deposits with balances that met or exceeded the Federal Deposit Insurance Corporation (FDIC) insurance limit of $250,000 was $104.9 million and $63.2 million at December 31, 2018 and 2017, respectively. The Company had brokered deposits totaling $39.8 million and $9.8 million at December 31, 2018 and 2017, respectively.

The scheduled maturities of total time deposits at December 31, 2018 were as follows:

(in thousands)
Due within:
2019	$198,609
2020	43,250
2021	34,054
2022	29,666
2023	15,992
Thereafter	—
Total	$321,571

The Federal Reserve Bank required the Bank to maintain cash or balances of $1.8 million at both December 31, 2018 and 2017, respectively, to satisfy reserve requirements. Average compensating balances held at correspondent banks were $787,000 and $1.5 million at December 31, 2018 and 2017, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.